Certain Transactions	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Certain Transactions

Note 2. Certain Transactions

Investment in Xaar 3D Ltd. ("Xaar 3D")

During the fourth quarter of 2019, the Company entered into an agreement with Xaar plc ("Xaar") to purchase additional shares of Xaar 3D that will increase its stake from 15 to 45 percent, with Xaar retaining the remaining 55 percent. Xaar and Stratasys had announced the formation of Xaar 3D Ltd in July 2018; for the purpose of developing a Powder Bed Fusion ("PBF") additive manufacturing solutions that Stratasys can bring to the market.

The additional investment by Stratasys is intended to enable Xaar 3D to accelerate the development of its technology. In addition, the agreement includes an option for Stratasys to acquire the remaining shares of Xaar 3D.

Following the additional investment, the Company considered the FASB guidance in accordance with ASC Topic 810 “Consolidation” regarding the propriety of implementing consolidation, for both the variable interest entity and voting model, or equity method accounting. The Company concluded that it should continue accounting for the investment according to the equity method as it has retained the ability to exercise significant influence but does not control Xaar 3D.

For its additional interest in Xaar 3D the Company paid approximately $15.7 million.

The investment is presented under other non-current assets in the Company’s consolidated balance sheets.

LPW Technology Divestment

During the fourth quarter of 2018, the Company sold its equity minority interests in LPW Technology for a total consideration of $33.6 million and recognized a net gain of $13.5 million. The gain was recorded in the consolidated Statements of Operations and Comprehensive Loss under share in profits (losses) of associated companies.

The net loss of LPW for the respective periods in which the Company accounted for its investment in LPW under the equity method of accounting during 2018 and 2017 was $4.6 million and $1.8 million, respectively.

Solidscape Divestment

During the third quarter of 2018, the Company sold Solidscape, a wholly-owned subsidiary focused on SCP, ink-jetting technology to produce wax-like patterns for lost-wax casting. As a result of this divestiture, the Company recognized a gain of $7.0 million, net of transaction costs in the consolidated Statements of Operations and Comprehensive Loss under selling, general and administrative expenses.

Investment in Evolve

During 2018, the Company, jointly with certain employees and one of the Company's board members formed an entity for one of its research and development projects (“Evolve”), which received subsequent investments from certain additional strategic investors. The Company does not consolidate the results of operations of Evolve. As a result of this transaction, the Company recorded $1.6 million loss included in its operating expenses. In addition, the Company recorded a $5.0 million loss related to the write-off of Evolve's in-process research and development project, which is included in share in profits (losses) of associated companies, in its consolidated financial statements for the year ended December 31, 2018.

Repayment of loan

In December 2016, the Company entered into a secured loan agreement with Bank Hapoalim Ltd., pursuant to which the Company borrowed $26.0 million (the “Bank Loan”), at interest rate of LIBOR plus 3.35%, and secured a credit line with similar terms for an additional $24.0 million (the “Credit Line”). The repayment of the Bank Loan was secured by a first priority lien in the name of the lender on all of the Company’s rights to its new headquarters property in Rehovot, Israel and it contains certain subjective acceleration clauses. During December 2017, the Company borrowed additional $10.0 million under the Credit Line.

During the first quarter of 2019 the Company repaid the full outstanding amount.

Other transactions

During the second quarter of 2019, the Company sold an investment in an unconsolidated entity. As a result of this sale, the Company recognized a gain of approximately $3.6 million, net of transaction costs in the consolidated Statements of Operations and Comprehensive Loss under selling, general and administrative expenses.